SHARE-BASED COMPENSATION - Summary of assumptions used to determine estimated fair value of options (Details)	12 Months Ended
	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 ¥ / shares	Dec. 31, 2018 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.00%	3.20%
Risk-free interest rate, Minimum			3.42%
Risk-free interest rate, Maximum			3.78%
Volatility	0.00%	54.60%
Volatility, Minimum			53.40%
Volatility, Maximum			56.20%
Dividend yield	0.00%	0.00%	0.00%
Exercise multiples	0		2.2
Life of options (in years)		10 years	10 years
Fair value of underlying ordinary shares	¥ 0	¥ 72.1
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiples		2.2
Fair value of underlying ordinary shares			¥ 4.5
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiples		2.8
Fair value of underlying ordinary shares			¥ 12.7